Vessels, Net, detail (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Vessel Cost
Vessel Cost, Beginning Balance	$ 1,324,800	$ 1,224,757
Transfers from Advances for vessels	67,504	100,043
Disposal	(20,630)
Impairment loss	(159,805)
Vessel Cost,Ending Balance	1,211,869	1,324,800	$ 1,224,757
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(286,081)	(236,596)
Impairment loss	68,512
Depreciation	(51,424)	(49,485)	(47,133)
Accumulated Depreciation, Ending Balance	(268,993)	(286,081)	(236,596)
Net Book Value
Net Book Value, Beginning Balance	1,038,719	988,161
Transfers from Advances for vessels	67,504	100,043
Disposal	(20,630)
Impairment loss	(91,293)
Depreciation	(51,424)	(49,485)	(47,133)
Net Book Value, Ending Balance	942,876	$ 1,038,719	$ 988,161
Property Plant And Equipment Collateral For Debt	$ 916,975
Number Of Vessels As Collateral For Debt | item	37